Financial Assets And Financial Liabilities - Summary of Current and non-current financial assets (Parenthetical) (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Line Items]
Current investments	€ 5,728	€ 5,397
Investment funds [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Current investments	€ 5,728	€ 5,397